                                THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED NOVEMBER 1, 2001
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY STRATEGIC EQUITY FUND

    On page 16, the sidenote captioned "Portfolio manager" is revised in its entirety to read as follows:

PORTFOLIO MANAGER

    The Fund's portfolio manager is Scott L. Davis, a Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Davis has been with the Adviser and its predecessors since 1985 and has been the Fund's portfolio manager since November 1, 2001.

                                   * * * * *

                       SUPPLEMENT DATED OCTOBER 22, 2001
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY GROWTH FUND II

    On page 29, the sidenote captioned "Portfolio manager" is revised in its entirety to read as follows:

PORTFOLIO MANAGER

    The Fund's portfolio manager is Robert G. Armknecht, CFA, an Executive Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988 and has been the Fund's portfolio manager since October 18, 2001.

PROFUP-ER 12/01

                                THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND

                                  TRUST SHARES

                       SUPPLEMENT DATED NOVEMBER 1, 2001
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY STRATEGIC EQUITY FUND

    On page 14, the sidenote captioned "Portfolio manager" is revised in its entirety to read as follows:

PORTFOLIO MANAGER

    The Fund's portfolio manager is Scott L. Davis, CFA, a Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Davis has been with the Adviser and its predecessors since 1985 and has been the Fund's portfolio manager since November 1, 2001.

                                   * * * * *

                       SUPPLEMENT DATED OCTOBER 22, 2001
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY GROWTH FUND II

    On page 24, the sidenote captioned "Portfolio manager" is revised in its entirety to read as follows:

PORTFOLIO MANAGER

    The Fund's portfolio manager is Robert G. Armknecht, CFA, an Executive Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988 and has been the Fund's portfolio manager since October 18, 2001.

PROFUP-ET 12/01